UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment                 [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report

Name:            ABN AMRO ASSET MANAGEMENT HOLDINGS, INC.
Address:         135 S. LaSalle Street Suite 2300
                 Chicago, IL 60603


13F File Number: 28-07262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:
Name:   Heather Birmingham
Title:  Vice President
Phone:  312-884-2366
Signature, Place, and Date of Signing


Heather Birmingham              Chicago, IL           November 13, 2007

AAAMH itself does not in fact exercise, and therefore disclaims, investment discretion with respect to any Section 13(f) securities positions over which its operating subsidiaries in fact exercise investment discretion. To the extent, however, that the ownership interest of AAAMH in its operating subsidiaries may nevertheless give rise to a Form 13F filing obligation, the information required by Form 13F is reported herein by AAAMH on behalf of itself and the aforementioned operating subsidiaries. The securities positions of Montag & Caldwell, Inc. ("M&C"), a wholly owned subsidiary of AAAMH which is an institutional investment manager subject to Section 13(f) of the Act, are not reported herein. The securities positions managed by M&C are reported in a Form 13F filed by M&C. AAAMH owns a 50% interest in Veredus Asset Management LLC ("Veredus"), an institutional investment manager subject to Section 13(f) of the Act. The securities positions managed by Veredus are not reported herein, but are reported in a Form 13F filed by Veredus. AAAMH owns a 45% interest in River Road Asset Management LLC (""River Road""), an institutional investment manager subject to 13(f) of the act. The security positions managed by River Road are not reported herein, but are reported in a Form 13F filed by River Road. AAAMH sold it's 100% intrest in TAMRO Capital Partners LLC (""TAMRO""), on June 29, 2007 an institutional investment manager subject to 13(f) of the act. The security positions managed by TAMRO are not reported herein, but are reported in a Form 13F filed by TAMRO. Also, on January 1, 2006, ABN AMRO Asset Management
(USA) LLC (13-F File 28-4391) merged into ABN AMRO Asset Management, Inc. (13F File 28-10069).

Report Type (Check only one.)

[ ]    13F HOLDINGS REPORT

[ ]    13F NOTICE

[x] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
28-00288                        Montag & Caldwell, Inc.
28-04171                        Veredus Asset Management LLC
28-11487                        River Road Asset Management LLC



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:       1
 Form 13F Information Table Entry Total:  91
 Form 13F Information Table Value Total:  3,100,855

List of Other Included Managers:
No.     Form 13F File Number            Name
2       28-10069                        ABN AMRO Asset Management, Inc.

                                                                      FORM 13F                                  09/30/07
                                                  REPORTING MANAGER: ABN AMRO Asset Management, Inc.               Page 1



             ITEM 1             ITEM 2   ITEM 3      ITEM 4        ITEM 5            ITEM 6      ITEM 7            ITEM 8
         NAME OF ISSUER          TITLE   CUSIP        FAIR        SHARES OF        INVEST DISC.  MANA-        VOTING     AUTHORITY
                                  OF     NUMBER     MKT VALUE     PRINCIPAL     SOLE SHAREDOTHER  GERS    SOLE   SHARED     NONE
                                 CLASS               (000's)       AMOUNT        (A)  (B)   (C)           (A)      (B)       (C)


 AMB PROPERTY CORP              Common   00163T10       540        9,026 SH       X           2        9,026
 ABBOTT LABORATORIES            Common   00282410       429        8,000 SH       X           2        8,000
 AMPHENOL CORP-CL A             Common   03209510       239        6,000 SH       X           2        6,000
 APARTMENT INVT & MNGT CO       Common   03748R10    70,944    1,571,998 SH       X           2    1,448,298               123,700
 ARCHSTONE SMITH TRUST          Common   03958310    50,512      839,900 SH       X           2      787,000                52,900
 AVALONBAY COMMUNITIES INC      Common   05348410    79,435      672,839 SH       X           2      617,345                55,494
 BRE PROPERTIES-CL A            Common   05564E10    53,318      953,303 SH       X           2      888,453                64,850
 BAKER HUGHES INC               Common   05722410    14,838      164,190 SH       X           2      164,190
 BIOMED REALTY TRUST INC        Common   09063H10    52,978    2,198,245 SH       X           2    2,036,245               162,000
 BOEING CO                      Common   09702310    21,304      202,910 SH       X           2      202,910
 BOSTON PROPERTIES INC          Common   10112110    40,415      388,979 SH       X           2      365,179                23,800
 BRANDYWINE REALTY TRUST        Common   10536820    19,584      773,761 SH       X           2      683,411                90,350
 BROOKFIELD PROPERTIES CORP     Common   11290010    50,104    2,012,200 SH       X           2    1,880,350               131,850
 CIT GROUP INC                  Common   12558110    15,155      376,985 SH       X           2      376,985
 CAMDEN PROPERTY TRUST          Common   13313110    13,473      209,700 SH       X           2      192,300                17,400
 CARNIVAL CORP                  Common   14365830    13,759      284,100 SH       X           2      284,100
 CLOROX CO                      Common   18905410       390        6,400 SH       X           2        6,400
 COCA COLA CO                   Common   19121610       488        8,500 SH       X           2        8,500
 CIE GEN GEOPHYSIQUE            Common   20438610       275        4,220 SH       X           2        4,220
 COUSINS PROPERTIES INC         Common   22279510    49,786    1,695,714 SH       X           2    1,528,114               167,600
 DELL INC                       Common   24702R10    12,720      460,873 SH       X           2      460,873
 DEVELOPERS DIVERSIFIED REALTY CCommon   25159110   233,003    4,170,455 SH       X           2    3,867,155               303,300
 DIAMONDROCK HOSPITALITY CO     Common   25278430    34,747    1,995,784 SH       X           2    1,869,484               126,300
 DUKE REALTY CORP               Common   26441150    78,258    2,314,654 SH       X           2    2,139,154               175,500
 EMC CORPORATION                Common   26864810    15,741      756,785 SH       X           2      756,785
 ECOLAB INC                     Common   27886510    14,242      301,732 SH       X           2      301,732
 ELECTRONIC ARTS INC            Common   28551210    17,941      320,440 SH       X           2      320,440
 ENTERTAINMENT PROPERTIES TR    Common   29380T10    42,071      828,161 SH       X           2      763,559                64,602
 EQUITY RESIDENTIAL PROPS TR    Common   29476L10    78,008    1,841,550 SH       X           2    1,719,750               121,800
 ESSEX PROPERTY TRUST INC       Common   29717810    38,448      327,018 SH       X           2      306,718                20,300
 EXPRESS SCRIPTS INC-CL A       Common   30218210    12,369      221,595 SH       X           2      221,595
 EXTRA SPACE STORAGE INC        Common   30225T10    43,264    2,811,171 SH       X           2    2,595,771               215,400
 EXXON MOBIL CORP               Common   30231G10    13,222      142,850 SH       X           2      142,850
 FEDERAL REALTY INVS TRUST      Common   31374720    43,785      494,187 SH       X           2      463,387                30,800
 FIRST INDUSTRIAL REALTY TR     Common   32054K10    15,969      410,836 SH       X           2      378,136                32,700
 GENERAL ELECTRIC CO            Common   36960410    22,627      546,542 SH       X           2      546,542
 GENERAL GROWTH PROPERTIES      Common   37002110    67,298    1,255,091 SH       X           2    1,177,961                77,130
 GILEAD SCIENCES INC            Common   37555810    19,053      466,180 SH       X           2      466,180
 GOOGLE INC-CL A                Common   38259P50    19,004       33,500 SH       X           2       33,500
 HCP INC                        Common   40414L10    56,649    1,707,851 SH       X           2    1,574,801               133,050
 HEALTHCARE REALTY TRUST INC    Common   42194610    13,771      516,550 SH       X           2      474,650                41,900
 HOST HOTELS & RESORTS INC      Common   44107P10     2,632      117,300 SH       X           2      117,300
 ILLINOIS TOOL WORKS INC.       Common   45230810    21,823      365,919 SH       X           2      365,919
 INTEL CORP                     Common   45814010    22,302      862,400 SH       X           2      862,400
 ISHARES S&P SMALLCAP 600       Common   46428780       816       11,700 SH       X           2       11,700
 JOHNSON & JOHNSON              Common   47816010       420        6,400 SH       X           2        6,400
 JOHNSON CONTROLS INC.          Common   47836610    17,599      149,005 SH       X           2      149,005
 KILROY REALTY CORP             Common   49427F10    52,100      859,307 SH       X           2      808,707                50,600
 KIMCO REALTY CORP              Common   49446R10    50,212    1,110,645 SH       X           2    1,035,695                74,950




             ITEM 1             ITEM 2   ITEM 3      ITEM 4        ITEM 5            ITEM 6      ITEM 7            ITEM 8
         NAME OF ISSUER          TITLE   CUSIP        FAIR        SHARES OF        INVEST DISC.  MANA-        VOTING     AUTHORITY
                                  OF     NUMBER     MKT VALUE     PRINCIPAL     SOLE SHAREDOTHER  GERS    SOLE   SHARED    NONE
                                 CLASS               (000's)       AMOUNT        (A)  (B)   (C)           (A)      (B)      (C)


 KITE REALTY GROUP TRUST        Common   49803T10       58,013    3,085,787 SH       X           2    2,872,360            213,427
 KOHLS CORP                     Common   50025510       17,882      311,913 SH       X           2      311,913
 LASALLE HOTEL PROPERTIES       Common   51794210       21,209      504,028 SH       X           2      466,128             37,900
 LIBERTY PROPERTY TRUST         Common   53117210       36,946      918,838 SH       X           2      846,288             72,550
 LINEAR TECHNOLOGY CORP         Common   53567810        8,604      245,905 SH       X           2      245,905
 THE MACERICH CO                Common   55438210       30,590      349,280 SH       X           2      321,330             27,950
 MACK-CALI REALTY CORP          Common   55448910       93,756    2,281,168 SH       X           2    2,107,518            173,650
 MAGUIRE PROPERTIES INC         Common   55977510       29,417    1,138,868 SH       X           2    1,055,318             83,550
 MEDTRONIC INC                  Common   58505510       12,262      217,373 SH       X           2      217,373
 MERRILL LYNCH & CO             Common   59018810       16,547      232,135 SH       X           2      232,135
 MICROSOFT CORP                 Common   59491810       18,558      629,942 SH       X           2      629,942
 NATIONAL RETAIL PROPERTIES     Common   63741710       50,594    2,075,222 SH       X           2    1,913,722            161,500
 OMNICOM GROUP                  Common   68191910       10,701      222,519 SH       X           2      222,519
 PS BUSINESS PARKS INC/CA       Common   69360J10       38,264      673,065 SH       X           2      610,365             62,700
 PENN REAL ESTATE INVEST TST    Common   70910210       52,978    1,360,495 SH       X           2    1,261,595             98,900
 PEOPLE'S UNITED FINANCIAL IN   Common   71270410          278       16,065 SH       X           2       16,065
 PRAXAIR INC.                   Common   74005P10       16,616      198,381 SH       X           2      198,381
 T ROWE PRICE GROUP             Common   74144T10        9,951      178,680 SH       X           2      178,680
 PROCTER & GAMBLE CO            Common   74271810       23,944      340,405 SH       X           2      340,405
 PROLOGIS TRUST                 Common   74341010       69,144    1,042,114 SH       X           2      973,464             68,650
 PUBLIC STORAGE                 Common   74460D10       28,521      362,628 SH       X           2      317,064             45,564
 RESMED INC                     Common   76115210       18,244      425,560 SH       X           2      425,560
 ROCKWELL AUTOMATION INC        Common   77390310       10,981      157,975 SH       X           2      157,975
 ROCKY BRANDS INC               Common   77451510          758       71,350 SH       X           2       71,350
 SL GREEN REALTY CORP           Common   78440X10       77,284      661,850 SH       X           2      624,250             37,600
 SIMON PROPERTY GROUP INC       Common   82880610      172,664    1,726,640 SH       X           2    1,609,490            117,150
 SOUTHWEST AIRLINES             Common   84474110        8,988      607,323 SH       X           2      607,323
 STARBUCKS CORP                 Common   85524410       17,309      660,650 SH       X           2      660,650
 STATE STREET CORPORATION       Common   85747710       20,899      306,624 SH       X           2      306,624
 STERICYCLE INC                 Common   85891210          274        4,800 SH       X           2        4,800
 TJX COMPANIES INC              Common   87254010       15,334      527,478 SH       X           2      527,478
 TANGER FACTORY OUTLET CENTER   Common   87546510       29,070      716,190 SH       X           2      659,590             56,600
 TAUBMAN CENTERS INC            Common   87666410       54,686      998,836 SH       X           2      934,336             64,500
 TEXAS INSTRUMENTS INC          Common   88250810       23,399      639,499 SH       X           2      639,499
 UDR INC                        Common   90265310      112,458    4,624,089 SH       X           2    4,282,889            341,200
 U-STORE-IT TRUST               Common   91274F10       23,994    1,817,700 SH       X           2    1,679,600            138,100
 VENTAS INC                     Common   92276F10      121,100    2,925,132 SH       X           2    2,713,932            211,200
 VORNADO REALTY TRUST           Common   92904210       81,709      747,221 SH       X           2      701,321             45,900
 WACHOVIA CORP                  Common   92990310        9,044      180,335 SH       X           2      180,335
 WALGREEN CO.                   Common   93142210       20,384      431,493 SH       X           2      431,493
 WASTE MANAGEMENT INC           Common   94106L10       15,137      401,080 SH       X           2      401,080
 ALCON INC                      Common   H0130110       14,303       99,380 SH       X           2       99,380

GRAND TOTAL                                          3,100,855